Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory, Net [Abstract]
Bunkers	$ 251	$ 443
Lubricants	4,331	4,958
Stores	777	192
Victualling	236	176
Total	$ 5,595	$ 5,769